ACCOUNTS RECEIVABLE, NET - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Accounts receivable written off	$ 3,039	$ 1,350	$ 7,690